Bank Loans	6 Months Ended
Jun. 30, 2025
Bank Loans [Abstract]
BANK LOANS

NOTE 13 – BANK LOANS

Bank loans as of June 30, 2025 and December 31, 2024 are summarized as follows:

Bank loans	June 30,	December 31,
	2025	2024
Bank loans	€382	€90,756
Lines of credit	4,555,245	4,279,193
	4,555,627	4,369,949
less: current portion	(4,555,627)	(4,369,949)
	€-	€-

The terms and conditions of outstanding bank loans are as follows:

		Nominal	Year of	Face	Carrying
Bank Loans	Currency	interest rate	maturity	Value	Amount
Bankia SA	EUR	1.50%	2025	400,000	-
Targobank SA	EUR	1.87%	2025	100,000	-
Banco de Sabadell SA	EUR	1.50%	2025	250,000	-
Liberbank	EUR	1.55%	2025	170,000
				€920,000	€-

During the six months ended June 30, 2025 and 2024, the Company incurred bank loan interest expense of €336 and €4,085, respectively.

The Company’s obligations are secured by substantially all of the assets of the Company.

In addition, the Company maintains the following lines of credit:

As of June 30, 2025

				June 30,
Line of credit	Credit Limit	Nominal interest rate	Maturity	2025 Carrying Value
Caixabank	€2,500,000	0.60% +Euribor	3/25/2025	(2,356,856)
BBVA	1,000,000	1.90% + Euribor	12/22/2025
BBVA	570,000	1.90% + Euribor	12/22/2025	(1,294,656)
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	(903,733)
	€6,760,000			€(4,555,245)

The company is currently in default for the lines of credit matured in March 2025 and in the process of negotiating and converting between short term to long term the financing agreements with the aim of strengthening its financial structure and supporting its ongoing projects. These efforts are intended to secure the resources necessary to maintain the company’s sustainability and growth.

As of December 31, 2024

				December 31,
		Nominal		2024
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,455,013
Sabadell	2,400,000	1.20% + Euribor	2/8/2025	196,576
BBVA	1,570,000	1.90% + Euribor	12/22/2025	992,712
Santander	4,000,000	0.45% + Euribor	2/28/2025	30,720
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	494,172
Bankinter	110,000	0.75% + Euribor	3/20/2025	110,000
	€13,270,000			€4,279,193

The Company has a €6.7 million facility that is unsecured and can be drawn down to meet short-term financing needs. Interest is payable at an average rate of Euribor plus 1.5 basis points. During the six months ended June 30, 2025 and 2024, the Company incurred interest expense from the line of credit of €34,056 and €42,095, respectively.